Loans and Related Allowance for Loan Losses (Impaired Loans by Loan Portfolio Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	$ 13,503	$ 6,426
Unpaid Principal Balance, Total	16,271	8,161
Related Allowance, Total	56
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	436	475
Impaired Loans with No Allowance: Unpaid Principal Balance	439	475
Recorded Investment, Total	436	475
Unpaid Principal Balance, Total	439	475
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	5,499	1,851
Impaired Loans with No Allowance: Unpaid Principal Balance	6,475	2,024
Recorded Investment, Total	5,499	1,851
Unpaid Principal Balance, Total	6,475	2,024
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	641	834
Impaired Loans with No Allowance: Unpaid Principal Balance	730	893
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	2,455
Impaired Loans with No Allowance: Unpaid Principal Balance	2,455
Recorded Investment, Total	2,455
Unpaid Principal Balance, Total	2,455
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	3,345	2,636
Impaired Loans with No Allowance: Unpaid Principal Balance	5,020	4,127
Impaired Loans with Allowance: Recorded Investment	712
Impaired Loans with Allowance: Unpaid Principal Balance	712
Impaired Loans with Allowance: Related Allowance	56
Recorded Investment, Total	4,057	2,636
Unpaid Principal Balance, Total	5,732	4,127
Related Allowance, Total	56
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	415	630
Impaired Loans with No Allowance: Unpaid Principal Balance	440	642
Recorded Investment, Total	415	630
Unpaid Principal Balance, Total	$ 440	$ 642